Document and Entity Information	0 Months Ended
Sep. 27, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep. 27, 2013
Registrant Name	MFS SERIES TRUST I
Central Index Key	0000798244
Amendment Flag	false
Document Creation Date	Sep. 27, 2013
Document Effective Date	Sep. 27, 2013
Prospectus Date	Dec. 29, 2012
MFS® Core Equity Fund | A
Risk/Return:
Trading Symbol	MRGAX
MFS® Core Equity Fund | R4
Risk/Return:
Trading Symbol	MRGJX
MFS® Core Equity Fund | B
Risk/Return:
Trading Symbol	MRGBX
MFS® Core Equity Fund | C
Risk/Return:
Trading Symbol	MRGCX
MFS® Core Equity Fund | I
Risk/Return:
Trading Symbol	MRGRX
MFS® Core Equity Fund | R1
Risk/Return:
Trading Symbol	MRGGX
MFS® Core Equity Fund | R2
Risk/Return:
Trading Symbol	MRERX
MFS® Core Equity Fund | R3
Risk/Return:
Trading Symbol	MRGHX
MFS® Core Equity Fund | R5
Risk/Return:
Trading Symbol	MRGKX